UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name: 		Duma Capital Partners, L.P.
Address:	1370 Avenue of the Americas, 23rd Floor
		New York, NY 10019

13F File Number: 028-11715

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Sangyeup Lee
Title: 	Chief Operating Officer
Phone: 	(212) 918-1731

Signature, Place and Date of Signing:

/s/ Sangyeup Lee
----------------
[Signature]

New York, NY
------------
[City, State]


June 23, 2009
-------------
[Date]

Report Type: (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in
 this report, and all holdings are reported by other reporting manager(s) )

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		        0
					-----------------------
Form 13F Information Table Entry Total:  		0
					-----------------------
Form 13F Information Table Value Total: 		0
					-----------------------
					     (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filings this report

NONE

2

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


DUMA CAPITAL PARTNERS, L.P.
FORM 13F INFORMATION TABLE
QUARTER ENDED JUNE 30, 2009


			               VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER       AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE SHARED NONE
N/A                 N/A        N/A      N/A      N/A    N/A  N/A      N/A       N/A     N/A  N/A    N/A